Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

ATLAS SP Securities (the “Structuring Agent”)

ATLAS SP Partners, L.P.

(together, the “Specified Parties”)

Re: Sunrun Artemis Issuer 2024-2, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun Artemis 2024-2—Data Tape (04.26.2024)_vKPMG.xlsx,” provided by the Company on April 26, 2024, containing information on 48,628 solar assets (the “Solar Assets”) as of April 8, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Artemis Issuer 2024-2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, PV designer report, PV plan set report, change order documentation, and/or lease agreement disclosure thereto provided by the Company for each Selected Asset (defined below). The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “PTO Screenshots” means extracts from Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid provided by the Company on May 15, 2024.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•

The term “FICO & ACH Support” means an electronic data file entitled “Artemis—FICO and ACH Snowflake Output.xlsx,” containing credit report scores and billing type information associated with each Selected Asset provided by the Company on May 1, 2024.

•	The term “PBI Support” means performance-based incentive contracts associated with each applicable Selected Asset provided by the Company on April 30, 2024.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Support, FICO & ACH Support, and PBI Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Contract ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

2

Attribute	Provided Information

Panel Manufacturer	Solar Asset Contracts

Utility Company	Solar Asset Contracts, Instructions

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Instructions

Annual Escalator (%)	Solar Asset Contracts, Instructions

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts

Battery Manufacturer	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

Cumulative Guaranteed Production kWh (Year 25)	Solar Asset Contracts, Instructions

ACH (Y/N)	FICO & ACH Support

Current FICO	FICO & ACH Support, Instructions

PBI Rate ($/kWh)	PBI Support, Instructions

PBI Term (Years)	PBI Support, Instructions

Actual & Estimated PTO Date	PTO Support, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

3

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
May 17, 2024

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Utility Company	For Selected Assets with a Data File value of “NV Energy South,” consider the attribute to be in agreement if the Solar Asset Contract value is “NV Energy.”

2.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Balanced or Generation (PPA Type) of “Generation.”

3.	$/kWh Rate Year 1 (Generation PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

4.	Annual Escalator (%)	For Selected Assets for which the annual escalator percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

5.	Performance Guarantee %	For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts, consider the attribute to be in agreement if Data File value is 0.

6.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

7.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries in the Date File is 0.

8.	Cumulative Guaranteed Production kWh (Year 20)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 25.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

9.	Cumulative Guaranteed Production kWh (Year 25)

Do not perform this procedure for Selected Assets with a Customer Agreement Term (Years) of 20.

Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

10.	Current FICO	Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid.”

11.	PBI Rate ($/kWh)

For Selected Assets with a State of “NJ” in the Data File for which PBI exists and which are part of the:

i) Transition Renewable Energy Certificates (TRECs) Program, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/program-updates-and-background-information/solar-
transition-frequently-asked-questions

ii) Administratively Determined Incentive (ADI) Program, use New Jersey’s Clean Energy’s website (listed below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/programs/susi-program/adi-program

Round PBI Support value to 3 decimal places.

Do not perform this procedure for Selected Assets with a PBI Rate of $0.

A-1

Instructions

Number	Attribute	Instructions

12.	PBI Term (Years)	Do not perform this procedure for Selected Assets with a PBI Rate of $0.

13.	Actual & Estimated PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Data File value.

14.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Billing Type of “Prepaid” or Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

15.	Remaining Term of Contract (Months)

Recompute as the difference between Customer Agreement Term (Years) and Seasoning (Months). Recompute Seasoning (Months) as the difference between the Actual & Estimated PTO Date and April 8, 2024.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	3001164***	41	3000440***	81	3000791***
2	3001460***	42	3001037***	82	3000891***
3	3000858***	43	3000982***	83	3001584***
4	3001344***	44	3000893***	84	3000058***
5	3000747***	45	3001048***	85	3001502***
6	3000682***	46	3000355***	86	3001735***
7	3000964***	47	3001044***	87	3000855***
8	3001034***	48	3001143***	88	3001323***
9	3000718***	49	3001056***	89	3001175***
10	3001214***	50	3000713***	90	3000801***
11	3001854***	51	3001213***	91	3000671***
12	1110270***	52	3001371***	92	3001724***
13	3000653***	53	3001189***	93	3001092***
14	3000845***	54	3001209***	94	3000903***
15	3000982***	55	3000977***	95	3001271***
16	3001769***	56	3000992***	96	3001131***
17	3001342***	57	3000462***	97	3001153***
18	3000556***	58	3001270***	98	3000732***
19	3000895***	59	3001157***	99	3000426***
20	3000122***	60	3001868***	100	3001838***
21	3000804***	61	3001441***	101	1886010***
22	3001021***	62	3000539***	102	3000954***
23	3001414***	63	3001035***	103	3001745***
24	3001269***	64	3000910***	104	3001041***
25	3000361***	65	3001806***	105	3000765***
26	3001475***	66	3001193***	106	3000300***
27	3001366***	67	3001535***	107	3001249***
28	3001185***	68	3000825***	108	3001529***
29	3000782***	69	3000848***	109	3001467***
30	3001923***	70	3000779***	110	3000342***
31	3000947***	71	3000959***	111	3000720***
32	3001153***	72	3000898***	112	3000805***
33	3001262***	73	3001081***	113	3000885***
34	3000813***	74	3001067***	114	3000605***
35	3000591***	75	3000991***	115	3000926***
36	3001019***	76	3001209***	116	3001063***
37	3000916***	77	3001225***	117	3001511***
38	3000734***	78	3000457***	118	3001145***
39	3000687***	79	3000822***	119	3000933***
40	3001165***	80	3002050***	120	3001271***

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	3000548***	161	3001177***	201	3001726***
122	3000678***	162	3001570***	202	3001414***
123	3002042***	163	3000659***	203	3001236***
124	3001740***	164	3000874***	204	3000648***
125	3001299***	165	3000935***	205	3000995***
126	3001764***	166	3001373***	206	3000859***
127	3001647***	167	3001274***	207	3000859***
128	3001254***	168	3001716***	208	3000689***
129	3000542***	169	1754969***	209	3001586***
130	3001165***	170	3001099***	210	3000519***
131	3000943***	171	3001471***	211	3001080***
132	3000523***	172	3000769***	212	3000964***
133	3001624***	173	3000457***	213	3001131***
134	3001657***	174	3000207***	214	3000705***
135	3001590***	175	3001432***	215	3001040***
136	3000455***	176	3000624***	216	3001986***
137	3001401***	177	3000550***	217	3000862***
138	3001266***	178	3001058***	218	3001171***
139	3001215***	179	3000509***	219	3001824***
140	3001840***	180	3001719***	220	3000704***
141	3000564***	181	3000340***	221	3000908***
142	3001612***	182	3001075***	222	3000683***
143	3001169***	183	3000748***	223	3000974***
144	3000660***	184	3001502***	224	3001233***
145	3000737***	185	3000765***	225	3000745***
146	3001585***	186	3001975***	226	3000578***
147	3001030***	187	3000720***	227	3000481***
148	3001024***	188	3001147***	228	3000769***
149	3001602***	189	1269669***	229	3000429***
150	3000770***	190	3000589***	230	3000594***
151	3000629***	191	3000681***	231	3001325***
152	3000926***	192	3001151***	232	3000941***
153	3000820***	193	3000467***	233	3000729***
154	3000855***	194	3000267***	234	3001203***
155	3001052***	195	3000109***	235	3001122***
156	3001227***	196	3001535***	236	3000825***
157	3001572***	197	3001544***	237	3000796***
158	3000794***	198	3001507***	238	3001695***
159	3001678***	199	3000845***	239	3000778***
160	3001788***	200	3001688***	240	3000611***

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	3001332***	271	3001334***
242	3001727***	272	3001216***
243	3000587***	273	1251971***
244	3001157***	274	3001007***
245	3001116***	275	3001191***
246	3001654***	276	3000995***
247	3000840***	277	3000859***
248	3000932***	278	3000738***
249	3001381***	279	3000931***
250	3001973***	280	3000532***
251	3001252***	281	3001649***
252	1157766***	282	3001260***
253	3000460***	283	3001157***
254	3001042***	284	3000687***
255	3000822***	285	3000357***
256	3000122***	286	3000176***
257	1606771***	287	3000727***
258	3001386***	288	3001272***
259	3000040***	289	3000677***
260	3001072***	290	3001736***
261	3000596***	291	3001960***
262	3001576***	292	3000853***
263	3001063***	293	3001673***
264	3001721***	294	3000946***
265	3001655***	295	3000942***
266	3001043***	296	3000757***
267	3001600***	297	3001198***
268	3001702***	298	3000778***
269	3001687***	299	3000727***
270	3001508***	300	1441086***

Exhibit C

Exceptions

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Provided Information
57	3000462***	Product Type	PPA	N/A
91	3000671***	PBI Term (Years)	6	20
122	3000678***	Utility Company	Riverside Public Utilities	Southern California Edison
174	3000207***	Annual Escalator (%)	0.03%	0.00%
290	3001736***	PBI Term (Years)	6	20

C-1